Liabilities arising from insurance contracts - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities arising from insurance contracts
Gross premiums written	$ 7,203	$ 4,707
Gross ceded reinsurance premiums	(5,762)	(3,766)
Movement in net unearned premium	(1,195)	(862)
Net premium earned	246	79
Change in insurance claims reserves	(241)	(79)
Net income on insurance contracts	5
Insurance underwriting commission	172	56
Insurance administrator commission	1,604	3,489	$ 10,406
Total insurance income	1,781	3,545	$ 10,406
Claims reported	0	0
Outstanding loss reserve of reported claims	$ 0	$ 0